CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash	$ 0	$ 0
Current Liabilities:
TOTAL LIABILITIES	37,928	659
Commitments and contingencies
Stockholders' Deficit
Additional paid-in capital	10	10
Accumulated deficit	(37,928)	(659)
Total Stockholder's Deficit	(37,928)	(659)
HZO, Inc. and Subsidiaries
Current assets
Cash	4,614,895	4,572,687
Accounts receivable - net of allowance for credit losses of $40 and $40 as of March 31, 2026 and December 31, 2025, respectively	1,245,135	802,626
Inventories, net	782,548	931,317
Prepaid expenses and other current assets	529,158	495,414
Total current assets	7,171,736	6,802,044
Property and equipment, net	3,218,252	3,827,230
Operating right-of-use asset, net	2,506,855	2,675,083
Non-marketable equity securities	15,000,000
Other assets	423,676	423,676
Intangible assets, net	1,073,589	1,177,485
Goodwill	8,079,456	8,079,456
TOTAL ASSETS	37,473,564	22,984,974
Current Liabilities:
Accounts Payable, Current	829,199	781,939
Accrued expenses and other current liabilities	939,732	704,547
Contract liabilities - deferred revenue		21,728
Current portion of operating lease liabilities	992,031	982,996
Current portion of notes payable	22,254	21,923
Derivative liability - conversion feature embedded in convertible debt	29,052,000	3,396,000
Convertible promissory notes, net of discount	12,863,581	2,057,348
Warrant liability	1,567,673	51,673
Total current liabilities	46,266,470	8,018,154
Other liabilities	83,204	94,855
Operating lease liabilities	1,739,595	1,931,610
Long-term notes payable, net of current portion	2,021,606	27,294
TOTAL LIABILITIES	50,110,875	10,071,913
Commitments and contingencies
Stockholders' Deficit
Convertible preferred stock, $0.001 par value, 49,086,791,753 shares authorized; 28,014,564,020 shares issued and outstanding at March 31, 2026 and December 31, 2025	28,014,564	28,014,564
Common stock - $0.0001 par value; 4,850,000 and 4,850,000 shares authorized and 1,636,378 and 1,648,841 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively.	44,825	44,825
Additional paid-in capital	291,373,932	291,373,418
Accumulated deficit	(333,268,476)	(307,930,194)
Other comprehensive income	1,197,844	1,410,448
Total Stockholder's Deficit	(12,637,311)	12,913,061
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 37,473,564	$ 22,984,974